Employee Incentives (Tables)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Schedule of Outstanding Deferred Cash and Equity Related to Acquisitions
As of June 26, 2021, our outstanding deferred cash and equity related to our acquisitions is as follows:

(in millions)
Outstanding deferred cash and equity balance at December 26, 2020	$13
Accruals	3
Cash payment	(15)

Outstanding deferred cash and equity balance at June 26, 2021	$1

As of December 26, 2020, our outstanding deferred cash and equity, as it relates to all acquisitions, including acquisitions related to our discontinued operations, are as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Beginning outstanding deferred cash and equity balance	$—	$13	$20
Accruals	39	35	12
Restricted Class A Unit Vesting	(9)	(12)	(3)
Cash payment	(17)	(16)	(16)

Ending outstanding deferred cash and equity balance	$13	$20	$13

Schedule of Equity Based Compensation Costs Recognized
Equity-based compensation costs recognized in our condensed consolidated statements of operations were:

	Three Months Ended		Six Months Ended
(in millions)	June 27, 2020	June 26, 2021	June 27, 2020	June 26, 2021
Cost of sales	$—	$1	$—	$2
Sales and marketing	—	4	1	7
Research and development	—	7	—	10
General and administrative	2	7	15	14

Total equity-based compensation expense from continuing operations	2	19	16	33
Discontinued operations	2	33	3	45

Total equity-based compensation expense	$4	$52	$19	$78

Equity-based compensation costs recognized in our consolidated statements of operations were:

	Fiscal Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Cost of sales	$1	$—	$5
Sales and marketing	1	1	23
Research and development	1	1	40
General and administrative	3	3	45

Total equity-based compensation expense from continuing operations	6	5	113
Discontinued operations	22	20	200

Total equity-based compensation expense	$28	$25	$313

Schedule of Performance Stock Units Activity
PSU activity was as follows:

	Number of Units (in millions)	Weighted Average Grant-Date Fair Value
Balance as of October 21, 2020	—	$—
Grants replacing pre-IPO CRSUs	0.2	$19.28
Grants replacing pre-IPO RSUs	0.1	$8.25

Balance as of December 26, 2020	0.3	$14.30

Schedule of Stock Options Activity
Stock options activity was as follows:

	Time-based		Performance-based
	Number of Units (in millions)	Weighted Average Grant-Date Fair Value	Number of Units (in millions)	Weighted Average Grant-Date Fair Value
Balance as of October 21, 2020	—	$—	—	$—
Grants	0.5	$6.35	—
Grants in connection with IPO	1.3	$7.70	0.6	$7.84
Vested	(0.5)	$7.84	—

Balance as of December 26, 2020	1.3	$7.29	0.6	$7.84

Exercisable as of December 26, 2020	0.5		—
Weighted average strike price	$20.00		$—

Schedule of Estimated Value Black Scholes Model
The weighted average estimated value of the time-based portion of MIUs granted during the years ended December 26, 2020, December 28, 2019 and December 29, 2018 was valued using the Black-Scholes model with the following inputs:

	Year Ended
	December 29, 2018	December 28, 2019	December 26, 2020
Estimated values	$10.67 - $10.85	$8.64	$8.64 - $14.32
Expected life (in years)	3.69 - 4.68	3.17 - 3.22	2.82 - 3.10
Risk-free interest rate	2.2% - 2.91%	1.43% - 1.67%	0.18% - 1.34%
Dividend yield	0.0%	0.0%	0.0%
Volatility	40.35% - 43.31%	35.91% - 36.37%	35.00% - 40.97%

Schedule of Management Incentive Units Activity
MIU activity was as follows:

	Time-based		Performance-based
	Number of Units (in millions)	Weighted Average Grant-Date Fair Value	Number of Units (in millions)	Weighted Average Grant-Date Fair Value
Balance as of December 28, 2019	4.9	$2.98	6.0	$1.14
Grants	5.6	$3.42	—	—
Vested	(2.2)	$4.15	(0.9)	$8.64
Forfeited	(1.6)	$2.64	(2.4)	$0.92

Balance as of December 26, 2020	6.7	$3.47	2.7	$1.41

Schedule of Management Equity Participation Units Activity
As of December 26, 2020, all outstanding MEPUs were converted into Class A Share awards. MEPU activity during the year ended December 26, 2020 was as follows:

(in millions)	Number of Time-based Units	Number of Performance- based Units
Balance as of December 28, 2019	4.1	4.3
Grants	1.4	—
Time-vested	(1.5)	—
Forfeited	(0.8)	(0.8)
Converted into Class A Share RSUs	(3.2)	(3.5)

Balance as of December 26, 2020	—	—

Schedule of Cash Restricted Stock Units Activity
As of December 26, 2020, all outstanding CRSUs were converted into Class A Share awards. CRSU activity during the year ended December 26, 2020 was as follows:

(in millions)	Number of Units
Balance as of December 28, 2019	5.2
Grants	9.7
Time-vested	(2.5)
Forfeited	(1.0)
Converted into Class A Share RSUs	(11.4)

Balance as of December 26, 2020	—

Schedule of Cash-Based Retention Awards Activities within Accrued Compensation and Benefits
The activities related to cash-based retention awards within Accrued compensation and benefits on our consolidated balance sheets were as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Beginning retention awards balance	$29	$11	$7
Accruals, net of forfeitures	36	19	8
Cash payments	(51)	(23)	(15)
Reclass to Intel Receivable	(3)	—	—

Ending retention awards balance	$11	$7	$—

Class A Share Awards
Schedule of Restricted Stock Units Activity
RSU activity was as follows:

	Number of Units (in millions)	Weighted Average Grant-Date Fair Value
Balance as of October 21, 2020	—	$—
Grants	2.0	$15.97
Grants replacing pre-IPO Awards	27.6	$17.39
Vested at IPO	(5.7)	$20.00
Vested	(0.1)	$8.38
Forfeited	(0.3)	$19.35

Balance as of December 26, 2020	23.5	$16.65

Stock Options
Schedule of Estimated Value Black Scholes Model
The weighted average estimated value of the stock options granted during the year ended December 26, 2020 was valued using the Black-Scholes model with the following inputs:

Year Ended
December 26, 2020
Estimated values	$15.48 - $20.00
Expected life (in years)	5.02 - 10.00
Risk-free interest rate	0.37% - 0.83%
Dividend yield	1.50% - 2.25%
Volatility	40.00%

Class A Unit Awards
Schedule of Restricted Stock Units Activity
As of December 26, 2020, all outstanding FTW RSUs were converted into Class A Share awards. FTW RSU activity during the year ended December 26, 2020 was as follows:

	Number of Units (in millions)	Weighted Average Grant-Date Fair Value
Balance as of December 28, 2019	2.9	$8.08
Grants	4.3	$9.46
Vested	(1.4)	$8.80
Forfeited	(0.7)	$9.14
Converted into Class A Share RSUs	(5.1)	$8.13

Balance as of December 26, 2020	—	$—